PRODUCT REVENUE	12 Months Ended
Dec. 31, 2013
PRODUCT REVENUE [Abstract]
PRODUCT REVENUE

Note 10-PRODUCT REVENUE

	Year Ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Media products	2,457,423	3,252,511	4,050,122	669,032
General merchandise	1,094,087	1,768,292	1,995,451	329,625
	3,551,510	5,020,803	6,045,573	998,657